CONSOLIDATED BALANCE SHEETS - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	¥ 358,749,000	¥ 531,941,000
Intangible assets	37,238,000	208,429,000
Investments accounted for using the equity method	4,904,000	8,330,000
Prepayments and deposits	16,574,000	51,850,000
Deferred income tax assets	45,765,000	31,372,000
Total non-current assets	463,230,000	831,922,000
Current assets
Inventories	30,566,000	33,336,000
Trade receivables	7,772,000	14,324,000
Other receivables, deposits and prepayments	31,692,000	98,715,000
Amounts due from related parties	4,391,000	6,693,000
Restricted cash		8,712,000
Cash and cash equivalents	39,289,000	44,384,000
Total current assets	113,710,000	206,164,000
Total assets	576,940,000	1,038,086,000
Equity attributable to owners of the Company
Share capital	469,000	469,000
Treasury shares	(2,023,000)	(2,023,000)
Accumulated losses	(1,064,524,000)	(477,905,000)
Other reserves	909,411,000	870,355,000
Total equity attributable to owners of parent	(156,667,000)	390,896,000
Non-controlling interests	(29,755,000)	34,840,000
Total equity	(186,422,000)	425,736,000
Non-current liabilities
Borrowings	77,607,000	75,931,000
Lease liabilities	105,754,000	178,983,000
Convertible note	38,059,000	34,190,000
Deferred income tax liabilities	285,000	13,377,000
Contingent consideration payable		8,181,000
Total non-current liabilities	221,705,000	310,662,000
Current liabilities
Trade payables	31,256,000	33,654,000
Accruals, other payables and provisions	72,848,000	68,783,000
Contingent consideration and consideration payable	7,100,000	4,512,000
Amounts due to related parties	473,000	1,224,000
Contract liabilities	236,476,000	8,639,000
Borrowings	156,208,000	135,814,000
Lease liabilities	28,278,000	35,868,000
Current income tax liabilities	9,018,000	13,194,000
Total current liabilities	541,657,000	301,688,000
Total liabilities	763,362,000	612,350,000
Total equity and liabilities	¥ 576,940,000	¥ 1,038,086,000